Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income (loss)	$ 1,079	$ (540)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	322	243
Share-based compensation and RSUs	1,342	1,240
Change in:
Severance pay, net	(17)	52
Trade receivables, net	6,050	(6,255)
Other account receivables and prepaid expenses	(118)	558
Inventories	1,063	168
Trade payables	184	(924)
Employees and payroll accruals	8	(24)
Other accounts payable and accrued expenses	(817)	262
Deferred revenues and advances from customers	(1,395)	(1,797)
Net cash provided by (used in) operating activities	7,701	(7,017)
Cash flows from investing activities:
Purchase of property and equipment	(457)	(298)
Net cash used in investing activities	(457)	(298)
Cash flows from financing activities:
Exercise of options into Ordinary Shares	1,913	647
Net cash provided by financing activities	1,913	647
Foreign currency translation adjustments on cash and cash equivalents	(330)	(50)
Increase (decrease) in cash and cash equivalents and restricted bank deposit	8,827	(6,718)
Cash and cash equivalents and restricted bank deposit at beginning of the period	22,611	42,918
Cash and cash equivalents and restricted bank deposit at end of the period	31,438	36,200
(a) Non-cash investing activities:
Purchase of property and equipment	107	130
(b) Cash paid during the period for:
Taxes on income	$ 13	$ 23